Payables and Other Non-current Liabilities - Non-Current Debt For Spectrum Acquisistion (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Trade And Other Payables [Line Items]
Debt for spectrum acquisition	€ 1,184	€ 1,293
Telefónica Spain
Trade And Other Payables [Line Items]
Debt for spectrum acquisition	69	74
Telefónica Colombia
Trade And Other Payables [Line Items]
Debt for spectrum acquisition	108	85
Telefónica Brazil
Trade And Other Payables [Line Items]
Debt for spectrum acquisition	211	243
Telefónica Uruguay
Trade And Other Payables [Line Items]
Debt for spectrum acquisition	5	0
Telefónica Germany
Trade And Other Payables [Line Items]
Debt for spectrum acquisition	€ 791	€ 891